Debt and Credit Arrangements (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Debt Disclosure [Abstract]
Schedule of Debt

Debt consisted of the following at August 4, 2018, February 3, 2018 and July 29, 2017 (in thousands):

	August 4, 2018	February 3, 2018	July 29, 2017
ABL Facility	$93,000	$217,000	$267,000
First Lien Term Loan	1,887,734	1,910,563	1,920,187
Second Lien Term Loan	—	625,000	625,000
Unamortized debt discount and debt issuance cost	(24,413)	(40,153)	(42,030)
Less: current portion	(62,250)	(219,750)	(236,250)

Long-term debt	$1,894,071	$2,492,660	$2,533,907

Debt consisted of the following at January 28, 2017 and February 3, 2018 (in thousands):

	January 28, 2017	February 3, 2018
ABL Facility	$55,000	$217,000
First Lien Term Loan	1,425,273	1,910,563
Second Lien Term Loan	577,183	625,000
Unamortized debt discount and debt issuance costs	(37,338)	(40,153)
Less: current portion	(20,000)	(219,750)

Long-term debt	$2,000,118	$2,492,660

Schedule of Future Minimum Principal Payments on Debt

Scheduled future minimum principal payments on debt as of February 3, 2018 are as follows:

Fiscal Year:	Dollars in thousands
2018	$219,750
2019	19,250
2020	19,250
2021	19,250
2022	69,250
Thereafter	2,405,813

Total	$2,752,563